PHOENIX TRUST
                      PHOENIX-GOODWIN GOVERNMENT CASH FUND

                Supplement dated March 21, 2003 to Prospectus and
             Statement of Additional Information dated May 1, 2002,
               as supplemented June 21, 2002, September 30, 2002,
                      January 2, 2003 and January 17, 2003

IMPORTANT NOTICE TO INVESTORS

         On February 27, 2003, the Board of Trustees of Phoenix Trust voted to direct the mandatory redemption of all shares of the Phoenix-Goodwin Government Cash Fund. The Trustees determined that liquidation is in the best interest of the shareholders based upon consideration of the expense of maintaining this Fund. Effective April 14, 2003, the Phoenix-Goodwin Government Cash Fund will be closed to new investors and additional investor deposits.

         On or about April 24, 2003, this Fund will be liquidated at its net asset value. Prior to such time, shareholders may exchange their shares of the Phoenix-Goodwin Government Cash Fund for shares of the same class of any other Affiliated Phoenix Fund, subject to payment of any applicable sales charges. An Affiliated Phoenix Fund includes any other mutual fund advised, subadvised or distributed by the Adviser or Distributor, provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Funds. Shareholders may also redeem their shares at any time prior to the Fund's liquidation on April 24, 2003.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE.

PXP 1196/GCF  (3/03)


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                                  PHOENIX TRUST
              PHOENIX-GOODWIN GOVERNMENT CASH FUND--CLASS M SHARES

                Supplement dated March 21, 2003 to Prospectus and
             Statement of Additional Information dated May 1, 2002,
              as supplemented June 21, 2002 and September 30, 2002

IMPORTANT NOTICE TO INVESTORS

         On February 27, 2003, the Board of Trustees of Phoenix Trust voted to direct the mandatory redemption of all shares of the Phoenix-Goodwin Government Cash Fund. The Trustees determined that liquidation is in the best interest of the shareholders based upon consideration of the expense of maintaining this Fund. Effective April 14, 2003, the Phoenix-Goodwin Government Cash Fund will be closed to new investors and additional investor deposits.

         On or about April 24, 2003, this Fund will be liquidated at its net asset value. Prior to such time, shareholders may exchange their shares of the Phoenix-Goodwin Government Cash Fund for shares of any other Affiliated Phoenix Fund, subject to payment of any applicable sales charges. An Affiliated Phoenix Fund includes any other mutual fund advised, subadvised or distributed by the Adviser or Distributor, provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Funds. Shareholders may also redeem their shares at any time prior to the Fund's liquidation on April 24, 2003.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE.

PXP 1197/GCF-M  (3/03)